Supplemental cash information (Detail) - Supplemental Cash Information - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 84,290	$ 59,504	$ 166,565	$ 199,256
Cash	65,333	65,094
Cash equivalents	$ 149,623	$ 124,598